Segment Information (Tables)	9 Months Ended
Sep. 23, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The tables below present information for net sales, operating income and depreciation and amortization by segment for the years ended December 31, 2011, 2010 and 2009:

	Direct-to- Consumer North America	Direct-to- Consumer International	Indirect-to- Consumer North America	Indirect-to- Consumer International	Unallocated Amounts	Consolidated Totals
	(In thousands)
Year ended December 31, 2011
Net sales	$143,809	$16,198	$79,036	$90,925	$—	$329,968
Operating income	$44,650	$973	$29,195	$26,037	$(40,422)	$60,433
Depreciation and amortization	$5,318	$1,154	$518	$1,890	$1,209	$10,089
Year Ended December 31, 2010
Net sales	$106,942	$13,102	$62,866	$69,893	$—	$252,803
Operating income	$27,610	$613	$23,576	$21,874	$(33,047)	$40,626
Depreciation and amortization	$5,323	$1,232	$398	$1,645	$1,190	$9,788
Year Ended December 31, 2009
Net sales	$82,399	$13,440	$49,607	$51,130	$—	$196,576
Operating income	$11,489	$(699)	$15,808	$15,090	$(25,583)	$16,105
Depreciation and amortization	$5,697	$1,233	$456	$1,518	$1,097	$10,001
The table below presents information for net sales, operating income and depreciation and amortization by segment for the three and nine months ended September 23, 2012 and September 25, 2011:

	Direct-to- Consumer North America	Direct-to- Consumer International	Indirect-to- Consumer North America	Indirect-to- Consumer International	Non-Allocated Corporate Expenses	Consolidated Totals
	(In thousands)
Three Months Ended September 23, 2012
Net sales	$40,486	$4,829	$24,963	$25,582	$—	$95,860
Operating income (loss)	$11,771	$249	$9,588	$7,529	$(11,887)	$17,250
Depreciation and amortization	$1,504	$243	$223	$578	$393	$2,941
Three Months Ended September 25, 2011
Net sales	$33,234	$4,230	$16,166	$24,764	$—	$78,394
Operating income (loss)	$9,165	$501	$5,695	$7,462	$(10,693)	$12,130
Depreciation and amortization	$1,319	$305	$143	$566	$283	$2,616

	Direct-to- Consumer North America	Direct-to- Consumer International	Indirect-to- Consumer North America	Indirect-to- Consumer International	Non-Allocated Corporate Expenses	Consolidated Totals
	(In thousands)
Nine Months Ended September 23, 2012
Net sales	$116,788	$11,954	$65,658	$77,304	$—	$271,704
Operating income (loss)	$34,582	$(148)	$24,706	$23,853	$(40,433)	$42,560
Depreciation and amortization	$4,288	$662	$604	$1,654	$1,029	$8,237
Nine Months Ended September 25, 2011
Net sales	$93,317	$11,475	$52,065	$66,130	$—	$222,987
Operating income (loss)	$25,755	$897	$18,057	$19,754	$(29,366)	$35,097
Depreciation and amortization	$3,963	$911	$375	$1,469	$882	$7,600

Schedule of Revenue and Long-Lived Assets, by Geographical Areas
Geographic Area Information
Net sales by major geographic region is based on the location of the customer. Net sales by geographic region for the years ended December 31, 2011, 2010 and 2009 were as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
United States	$222,281	$170,126	$132,224
China	15,869	12,254	9,741
Other International(1)	91,818	70,423	54,611
Total	$329,968	$252,803	$196,576

(1)	Other International consists of numerous countries, none of which represents more than 5% of net sales for any year presented.
Property, plant and equipment, net by country of domicile as of December 31, 2011 and 2010 were as follows:

	For the Years Ended December 31,
	2011	2010
	(In thousands)
United States	$28,106	$22,724
China	1,990	1,851
Germany	1,838	1,703
Other International(2)	4,566	5,027
Total	$36,500	$31,305

(2)	Other International consists of numerous countries, none of which represents more than 5% of property, plant and equipment, net, for any year presented.